Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 93.6%
Alabama — 0.4%
$ 1,500,000 City of Huntsville Warrants Refunding
GO, Series A,
5.00%, 08/01/26(a) ......... $ 1,526,323
13,000,000 Water Works Board of the City of
Birmingham Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 01/01/45(a) ......... 13,315,603
14,841,926
Arizona — 1.1%
1,715,000 Arizona Board of Regents Advance
Refunding COP, Series A,
5.00%, 06/01/24 ........... 1,739,827
10,000,000 Arizona Transportation Board
Refunding Revenue Bonds,
5.00%, 07/01/24 ........... 10,165,748
1,250,000 Arizona Water Infrastructure Finance
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... 1,274,445
5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5.00%, 07/01/29 ........... 5,429,129
5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5.00%, 07/01/31 ........... 5,532,446
8,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds,
5.00%, 01/01/30 ........... 9,753,937
3,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 01/01/33 ........... 4,218,453
5,250,000 Town of Gilbert Public Improvements
GO,
5.00%, 07/15/25 ........... 5,444,835
43,558,820
California — 6.8%
5,000,000 Bay Area Toll Authority Refunding
Revenue Bonds, Series B2,
3.17%, 04/01/47(b) ......... 5,000,000
Principal
Amount Value
California (continued)
$ 10,000,000 California Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series V-3,
5.00%, 06/01/33 ........... $ 12,260,999
10,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5.00%, 10/01/36 ........... 11,765,448
10,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/30 ........... 10,986,315
20,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/30(a) ......... 22,035
4,735,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/32 ........... 5,291,134
5,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/28 ........... 5,371,223
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/26 ........... 1,561,900
2,250,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/27 ........... 2,385,322
1,750,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/36 ........... 1,942,831
4,340,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Cash Flow Management
Revenue Bonds, Sub-Series C,
5.00%, 11/01/31 ........... 5,129,877
4,205,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Cash Flow Management
Revenue Bonds, Sub-Series C,
5.00%, 11/01/32 ........... 5,047,387
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/24 ........... 2,038,979

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
California (continued)
$ 6,200,000 Los Angeles Community College
District University & College
Improvements GO, Series A-2,
5.50%, 08/01/24 ........... $ 6,195,493
5,000,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/24 ........... 5,086,956
4,325,000 Los Angeles Department of Water &
Power Water System Revenue
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 4,601,666
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 5,447,690
3,500,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5.00%, 08/15/49(b) ......... 3,590,568
6,850,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... 6,078,534
2,335,000 San Diego County Water Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 05/01/29 ........... 2,650,201
2,340,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/31 ........... 2,592,751
4,415,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 4,602,770
10,000,000 State of California Current Refunding
GO,
5.00%, 10/01/37 ........... 11,435,386
9,500,000 State of California Current Refunding
GO,
5.00%, 04/01/27 ........... 10,235,742
15,000,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... 17,975,093
15,000,000 State of California Public
Improvements GO,
5.00%, 09/01/23 ........... 15,021,714
Principal
Amount Value
California (continued)
$ 15,000,000 State of California Public
Improvements GO,
5.00%, 09/01/24 ........... $ 15,314,538
11,250,000 State of California Public
Improvements GO,
5.00%, 09/01/25 ........... 11,707,586
8,500,000 State of California Public
Improvements GO,
5.00%, 09/01/26 ........... 9,035,856
5,000,000 State of California Public
Improvements GO,
5.00%, 09/01/31 ........... 5,892,806
3,000,000 State of California Public
Improvements GO,
5.00%, 03/01/26 ........... 3,092,050
5,715,000 State of California Public
Improvements GO,
5.00%, 10/01/27 ........... 6,043,802
8,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 8,158,291
10,000,000 State of California School
Improvements GO,
1.75%, 11/01/30 ........... 8,150,609
7,230,000 State of California School
Improvements GO,
5.00%, 11/01/28 ........... 7,909,362
5,000,000 State of California Water Utility
Improvements GO,
5.22%, 03/01/24 ........... 4,989,763
5,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/28 ........... 5,512,192
7,265,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/29 ........... 8,185,412
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... 12,036,501
270,346,782
Colorado — 1.4%
2,375,000 Adams & Arapahoe Joint School
District 28J Aurora Current
Refunding GO, (State Aid
Withholding),
5.00%, 12/01/23 ........... 2,387,269

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Colorado (continued)
$ 3,225,000 Adams & Arapahoe Joint School
District 28J Aurora Current
Refunding GO, (State Aid
Withholding),
5.00%, 12/01/24 ........... $ 3,299,534
3,000,000 Adams & Weld Counties School
District No 27J Brighton
Improvements GO, (State Aid
Withholding),
5.00%, 12/01/23 ........... 3,015,199
5,730,000 City & County of Denver Co. Airport
System Revenue Airport &
Marina Improvements Refunding
Revenue Bonds, Series A,
5.00%, 12/01/29 ........... 6,134,959
5,850,000 City & County of Denver Co. Airport
System Revenue Airport &
Marina Improvements Refunding
Revenue Bonds, Series A,
5.00%, 12/01/28 ........... 6,267,056
6,175,000 City & County of Denver Co. Airport
System Revenue Refunding
Revenue Bonds, Series A,
5.00%, 11/15/36 ........... 6,730,623
2,225,000 City & County of Denver Co. Airport
System Revenue Refunding
Revenue Bonds, Series C,
5.00%, 11/15/27 ........... 2,408,871
10,000,000 City & County of Denver Co. Airport
System Revenue, Series A,
5.00%, 12/01/32 ........... 10,663,296
5,000,000 City & County of Denver Refunding
COP,
5.00%, 12/01/23 ........... 5,024,743
1,900,000 Colorado Health Facilities Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 05/15/32 ........... 2,216,516
2,060,000 Colorado Higher Education Refunding
COP, Series A,
5.00%, 11/01/24 ........... 2,105,158
2,000,000 Denver City & County School District
No 1 Refunding GO, (State Aid
Withholding),
5.00%, 12/01/24 ........... 2,048,854
4,275,000 Regional Transportation District Sales
Tax Revenue Advance Refunding
Revenue Bonds, Series A,
1.18%, 11/01/27 ........... 3,693,730
55,995,808
Principal
Amount Value
Connecticut — 1.8%
$ 2,000,000 City of Hartford Current Refunding
Revenue Bonds,
5.00%, 04/01/32 ........... $ 2,326,106
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%, 07/01/40(b) ......... 5,471,847
11,200,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%, 07/01/27 ........... 12,133,294
1,000,000 Metropolitan District Refunding Notes
GO,
5.00%, 03/01/25 ........... 1,011,713
5,860,000 Metropolitan District Refunding Notes
GO, Series C, (AGM),
5.00%, 11/01/25 ........... 6,107,273
2,350,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Refunding Revenue Bonds, Series
A,
5.00%, 03/01/29 ........... 2,419,909
7,000,000 State of Connecticut Current
Refunding GO, Series B,
5.00%, 08/01/24 ........... 7,121,211
2,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/24 ........... 2,039,089
6,000,000 State of Connecticut Public
Improvements GO, Series A,
3.85%, 09/15/27 ........... 5,826,353
6,775,000 State of Connecticut Special Tax
Revenue Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/30 ........... 7,747,767
10,000,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%, 01/01/35 ........... 10,834,518
1,900,000 State of Connecticut Transportation
Infrastructure Refunding Revenue
Bonds,
5.00%, 09/01/24 ........... 1,935,569

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 5,000,000 State of Connecticut Transportation
Infrastructure Revenue Bonds,
Series A,
5.00%, 09/01/27 ........... $ 5,098,909
70,073,558
Delaware — 1.9%
10,000,000 Delaware State Health Facilities
Authority Current Refunding
Revenue Bonds,
5.00%, 10/01/45 ........... 10,445,390
9,430,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 10,409,034
6,780,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/27 ........... 7,329,265
2,240,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/35 ........... 2,624,692
10,000,000 State of Delaware Current Refunding
GO,
5.00%, 02/01/28 ........... 10,974,764
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%, 10/01/27 ........... 8,393,762
10,800,000 State of Delaware Public Facilities GO,
5.00%, 02/01/25 ........... 11,100,058
9,650,000 State of Delaware Public Facilities GO,
5.00%, 02/01/26 ........... 10,134,803
2,885,000 State of Delaware Public
Improvements GO,
5.00%, 03/01/24 ........... 2,914,433
74,326,201
District of Columbia — 2.3%
4,000,000 District of Columbia Current
Refunding GO, Series B,
5.00%, 06/01/24 ........... 4,059,224
1,490,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 01/01/38 ........... 1,708,404
4,145,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/25 ........... 4,262,483
Principal
Amount Value
District of Columbia (continued)
$ 8,800,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/26 ........... $ 9,247,968
3,500,000 District of Columbia Public
Improvements Revenue Bonds,
Series B,
5.00%, 10/01/27 ........... 3,804,239
11,735,000 District of Columbia Refunding
Revenue Bonds, Series C,
5.00%, 10/01/23 ........... 11,765,819
5,000,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/34 ........... 5,899,401
2,750,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/35 ........... 3,217,550
4,500,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/36 ........... 5,219,098
10,000,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/47 ........... 11,047,415
7,185,000 District of Columbia Transit
Improvements Revenue Bonds,
Series B,
3.81%, 07/01/30 ........... 6,743,194
6,000,000 District of Columbia Transit
Improvements Revenue Bonds,
Series B,
3.86%, 07/01/31 ........... 5,597,333
10,000,000 District of Columbia Water & Sewer
Authority Revenue Bonds, Series
A,
5.00%, 10/01/52 ........... 10,414,162
9,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%, 10/01/27 ........... 9,542,050
92,528,340

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Florida — 1.5%
$ 305,000 Orange County Health Facilities
Authority  Pre-refunded Current
Refunding Revenue Bonds, Series
C,
5.00%, 11/15/52(a)(b) ....... $ 323,394
4,695,000 Orange County Health Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 11/15/52(b) ......... 4,917,488
3,475,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/24 ........... 3,523,588
5,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/24 ........... 5,079,704
5,650,000 State of Florida Department of
Transportation Turnpike System
Revenue Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/34 ........... 6,738,758
6,545,000 State of Florida Department of
Transportation Turnpike System
Revenue Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/37 ........... 7,508,591
2,545,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,632,537
2,670,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 2,823,107
2,805,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 3,026,836
2,945,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... 3,239,368
4,080,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/24 ........... 4,142,453
Principal
Amount Value
Florida (continued)
$ 4,720,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... $ 5,086,025
4,960,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 5,458,170
5,205,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/29 ........... 5,844,346
60,344,365
Georgia — 2.8%
15,000,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%, 07/01/49 ........... 14,466,739
9,280,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/34 ........... 10,274,682
12,890,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/35 ........... 14,164,012
10,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 10,744,788
5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 5,480,526
5,500,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 5,807,489
8,000,000 City of Columbus Public Facilities
GO,
5.00%, 01/01/24 ........... 8,057,378
10,065,000 City of Columbus Public Facilities
GO,
5.00%, 01/01/25 ........... 10,327,625
2,250,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/30 ........... 2,570,011

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 10,000,000 State of Georgia Current Refunding
GO, Series C,
5.00%, 01/01/31 ........... $ 11,627,931
1,950,000 State of Georgia Public Improvements
GO, Series A-2,
5.00%, 02/01/25 ........... 1,968,266
5,610,000 State of Georgia School Improvements
GO, Series A, Group 2,
5.00%, 08/01/31 ........... 6,477,983
10,000,000 State of Georgia University and
College Improvements GO, Series
A-1,
5.00%, 02/01/24 ........... 10,091,092
112,058,522
Hawaii — 3.7%
7,775,000 City & County of Honolulu GO,
Series E,
5.00%, 03/01/30 ........... 8,812,989
10,000,000 City & County of Honolulu HI
Refunding GO, Series A,
5.00%, 09/01/25 ........... 10,388,265
4,940,000 City & County of Honolulu HI
Transit Improvements GO, Series
E,
5.00%, 09/01/29(b) ......... 4,944,961
10,000,000 City & County of Honolulu Transit
Improvements GO, Series E,
5.00%, 03/01/29 ........... 11,153,373
6,015,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/34 ........... 6,532,251
10,350,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/31 ........... 11,275,607
6,235,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/32 ........... 6,786,573
2,500,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/35 ........... 2,635,713
Principal
Amount Value
Hawaii (continued)
$ 2,000,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.71%, 07/01/26 ........... $ 1,813,073
10,000,000 State of Hawaii Airports System
Revenue Refunding Revenue
Bonds, Series D,
5.00%, 07/01/33 ........... 11,324,114
4,165,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/27 ........... 4,385,375
7,330,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/28 ........... 7,823,044
3,750,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/30 ........... 4,102,689
10,420,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/31 ........... 10,650,052
3,000,000 State of Hawaii Public Facilities GO,
Series GK,
4.93%, 10/01/28 ........... 3,035,135
20,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.06%, 10/01/29 ........... 20,370,364
5,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.13%, 10/01/30 ........... 5,117,403
4,360,000 State of Hawaii Public Facilities GO,
Series GK,
5.15%, 10/01/31 ........... 4,473,479
2,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.20%, 10/01/32 ........... 2,060,846
5,420,000 State of Hawaii Public Improvements
GO, Series EH,
5.00%, 08/01/33(a) ......... 5,420,000
2,515,000 State of Hawaii Public Improvements
GO, Series FK,
5.00%, 05/01/29 ........... 2,695,501
145,800,807

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Idaho — 0.2%
$ 1,500,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/31 ........... $ 1,745,295
1,650,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/32 ........... 1,942,744
1,175,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/36 ........... 1,367,922
1,250,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/38 ........... 1,426,238
6,482,199
Illinois — 0.2%
3,000,000 Illinois State Toll Highway Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/41 ........... 3,307,486
2,650,000 University of Illinois Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/24 ........... 2,678,061
5,985,547
Iowa — 0.4%
1,130,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/24 ........... 1,150,348
2,250,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/25 ........... 2,333,413
2,075,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/26 ........... 2,197,517
1,375,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/28 ........... 1,520,542
3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/31 ........... 3,711,254
3,000,000 State of Iowa Advance Refunding
Revenue Bonds, Series A,
5.00%, 06/01/28 ........... 3,152,771
14,065,845
Principal
Amount Value
Maryland — 6.7%
$ 5,735,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/27 ........... $ 5,908,088
5,000,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/25 ........... 5,139,377
9,205,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/26 ........... 9,671,242
5,000,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/27 ........... 5,368,183
6,600,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/28 ........... 7,241,690
8,130,000 County of Baltimore Refunding GO,
5.00%, 03/01/27 ........... 8,725,796
4,540,000 County of Baltimore Refunding GO,
5.00%, 03/01/30 ........... 5,190,133
4,665,000 County of Baltimore Refunding GO,
5.00%, 03/01/31 ........... 5,429,819
3,500,000 County of Montgomery Refunding
GO, Series A,
5.00%, 11/01/23 ........... 3,514,652
3,185,000 County of Prince George's Public
School Improvement GO, Series
A,
5.00%, 09/15/25 ........... 3,311,329
3,110,000 County of Prince George's Public
School Improvements GO, Series
A,
5.00%, 07/01/24 ........... 3,160,984
15,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 08/01/24 ........... 15,270,102
10,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/30 ........... 11,503,830
15,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/31 ........... 17,559,245
8,000,000 State of Maryland Advance Refunding
GO, Series B,
5.00%, 08/01/25 ........... 8,304,457
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 11/01/26 ........... 10,233,231
10,000,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 03/01/30 ........... 11,419,023

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 8,035,000 State of Maryland Public
Improvements GO, Series A,
5.00%, 08/01/24(a) ......... $ 8,035,000
5,000,000 State of Maryland Refunding GO,
Series 2-C,
5.00%, 08/01/23 ........... 5,000,000
11,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/27 ........... 11,864,374
20,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/28 ........... 22,045,662
14,675,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/29 ........... 16,517,141
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/30 ........... 17,208,399
4,855,000 State of Maryland School
Improvements GO, Series A,
5.00%, 03/15/31 ........... 5,552,162
10,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/31 ........... 11,673,975
8,400,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/32 ........... 9,956,408
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/36 ........... 17,404,673
1,675,000 University System of Maryland
Current Refunding Revenue
Bonds, Series A,
5.00%, 04/01/24 ........... 1,694,171
263,903,146
Massachusetts — 5.3%
12,285,000 City of Boston Public Improvements
GO, Series A,
5.00%, 11/01/35 ........... 14,733,604
3,900,000 City of Boston Public Improvements
GO, Series A,
5.00%, 03/01/38 ........... 4,275,861
3,670,000 City of Cambridge School
Improvements GO,
5.00%, 02/15/25 ........... 3,774,829
13,025,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%, 07/01/31 ........... 13,764,841
Principal
Amount Value
Massachusetts (continued)
$ 9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5.00%, 10/01/26 ........... $ 9,936,392
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/29 ........... 11,342,021
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/30 ........... 11,527,152
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/31 ........... 11,720,469
15,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 09/01/27 ........... 16,329,378
10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 10/01/32 ........... 11,893,150
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 07/01/32 ........... 2,069,447
11,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/32 ........... 12,956,711
7,700,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/30 ........... 8,769,246
5,000,000 Commonwealth of Massachusetts
Transportation Fund Advance
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/27 ........... 5,298,510
9,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Transit Improvements Revenue
Bonds, Subseries A-1,
5.00%, 07/01/43 ........... 10,136,345
7,280,000 Massachusetts Clean Water Trust
Advance Green Revenue Bonds,
Series 2020,
5.00%, 02/01/36 ........... 7,479,854
1,750,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/29 ........... 1,964,750

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 2,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/30 ........... $ 2,291,853
1,970,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/31 ........... 2,299,943
3,500,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/33 ........... 4,215,670
1,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/41 ........... 1,127,285
5,035,000 Massachusetts Clean Water Trust
Water Utility Improvement
Revenue Bonds, Series 23B,
5.00%, 02/01/32 ........... 5,861,366
1,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/40 ........... 1,131,074
2,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/41 ........... 2,254,570
4,900,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/42 ........... 5,501,648
4,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/43 ........... 4,483,733
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/27 ........... 10,915,728
5,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/15/33 ........... 5,317,640
5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... 5,600,735
208,973,805
Michigan — 0.5%
2,900,000 Michigan State University Current
Refunding Revenue Bonds, Series
RE,
5.00%, 02/15/24 ........... 2,925,282
Principal
Amount Value
Michigan (continued)
$ 2,500,000 Michigan State University Current
Refunding Revenue Bonds, Series
RE,
5.00%, 08/15/24 ........... $ 2,543,516
1,000,000 Michigan State University Current
Refunding Revenue Bonds, Series
RE,
5.00%, 02/15/30 ........... 1,128,805
2,000,000 Michigan State University Current
Refunding Revenue Bonds, Series
RE,
5.00%, 02/15/33 ........... 2,358,430
5,000,000 University of Michigan Current
Refunding Revenue Bonds, Series
D,
5.00%, 04/01/30 ........... 5,715,057
3,000,000 University of Michigan University &
College Improvements Revenue
Bonds, Series A,
5.00%, 04/01/26 ........... 3,154,554
17,825,644
Minnesota — 1.3%
7,500,000 State of Minnesota Highway
Improvements GO, Series B,
5.00%, 08/01/25 ........... 7,786,907
2,910,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/26 ........... 2,949,012
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/25 ........... 10,398,526
3,640,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 4,122,008
5,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 5,662,099
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/29 ........... 11,342,217
7,360,000 State of Minnesota School
Improvements GO, Series A,
Group 2,
5.00%, 08/01/38 ........... 8,385,396
50,646,165
Mississippi — 0.3%
10,000,000 State of Mississippi Public
Improvements GO, Series B,
5.00%, 12/01/31(a) ......... 10,056,298

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Missouri — 0.8%
$ 20,000,000 Health & Educational Facilities
Authority of the State of Missouri
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/39(b) ......... $ 21,473,512
10,245,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 05/01/33 ........... 11,906,024
33,379,536
Nebraska — 0.2%
2,345,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/27 ........... 2,556,003
2,850,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/31 ........... 3,337,011
2,995,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/32 ........... 3,559,834
9,452,848
New Jersey — 4.3%
7,500,000 Middlesex County Improvement
Authority University & College
Improvements Revenue Bonds,
5.00%, 08/15/53 ........... 8,205,470
13,500,000 New Jersey Economic Development
Authority Current Refunding
Revenue Bonds, Series RRR,
5.00%, 03/01/24 ........... 13,614,400
1,650,000 New Jersey Economic Development
Authority Revenue Bonds, Series
A,
5.00%, 11/01/24 ........... 1,680,890
6,535,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/25 ........... 6,727,364
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/27 ........... 10,775,278
Principal
Amount Value
New Jersey (continued)
$ 10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/32 ........... $ 11,877,388
4,455,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds,
5.00%, 09/01/26 ........... 4,735,852
10,000,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds, Series
A-2,
5.00%, 09/01/47 ........... 11,031,432
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/31 ........... 3,625,557
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/32 ........... 8,204,246
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/33 ........... 5,638,897
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%, 01/01/27 ........... 7,976,872
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 01/01/27 ........... 1,067,963
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%, 01/01/30 ........... 4,590,272
4,250,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... 4,626,917
3,755,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/29 ........... 4,164,145
3,400,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/30 ........... 3,831,873

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 2,775,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/27 ........... $ 2,963,597
2,145,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/29 ........... 2,177,200
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/29 ........... 2,663,920
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/34 ........... 4,237,270
3,750,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/42 ........... 4,153,599
12,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/46 ........... 13,220,627
3,250,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... 3,328,927
3,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/33 ........... 3,071,049
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%, 05/01/28 ........... 1,743,148
20,000,000 State of New Jersey COVID-19 GO,
Series A,
5.00%, 06/01/24 ........... 20,273,060
170,207,213
New York — 15.3%
8,360,000 City of New York Current Refunding
GO, Series A-1,
5.00%, 08/01/30 ........... 9,546,220
10,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/23 ........... 10,000,000
10,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/24 ........... 10,178,093
Principal
Amount Value
New York (continued)
$ 5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/25 ........... $ 5,188,316
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/26 ........... 5,292,273
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/28 ........... 5,504,688
5,000,000 City of New York Current Refunding
GO, Series D,
5.00%, 08/01/25 ........... 5,188,315
10,000,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/23 ........... 10,000,000
9,400,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/24 ........... 9,567,407
15,000,000 City of New York Current Refunding
GO, Series F-2,
5.13%, 08/01/24 ........... 14,940,274
8,890,000 City of New York Public
Improvements GO, Subseries
D-2,
3.66%, 12/01/26 ........... 8,518,703
20,000,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5.00%, 08/01/38(c) ......... 20,024,020
19,825,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4.57%, 04/01/28 ........... 19,563,708
5,000,000 City of New York Refunding GO,
Series I,
5.00%, 08/01/25 ........... 5,005,184
9,450,000 City of New York Refunding GO,
Series J, Sub-Series J11,
5.00%, 08/01/25(c) ......... 9,805,916
2,055,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.25%, 11/15/31 ........... 2,200,568
3,545,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA,
5.00%, 06/15/24 ........... 3,601,032

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 6,200,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series BB-2,
5.00%, 06/15/25 ........... $ 6,240,544
10,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/30 ........... 11,505,448
5,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/31 ........... 5,845,256
10,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/32 ........... 11,856,497
3,585,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/26 ........... 3,803,324
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/27 ........... 3,250,329
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/28 ........... 5,526,589
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/29 ........... 5,633,915
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/30 ........... 11,465,505
Principal
Amount Value
New York (continued)
$ 8,450,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series F-1,
5.00%, 02/01/40 ........... $ 9,378,517
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series F-2,
4.90%, 02/01/32 ........... 9,986,546
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%, 02/01/31 ........... 9,614,021
4,210,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series D1,
5.00%, 02/01/29 ........... 4,244,401
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.00%, 11/01/28 ........... 14,115,227
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.05%, 11/01/29 ........... 15,193,278
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.15%, 11/01/30 ........... 15,279,046
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.25%, 11/01/31 ........... 10,259,234
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.35%, 11/01/32 ........... 14,464,621
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/31 ........... 2,072,655

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28 ........... $ 5,127,669
4,660,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26(a) ......... 4,705,441
12,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/29 ........... 13,090,888
5,200,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/25(a) ......... 5,258,132
6,290,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 6,762,395
10,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series C,
5.00%, 03/15/27 ........... 10,751,025
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/25 ........... 5,145,490
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 5,249,999
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/28 ........... 5,461,249
4,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/29 ........... 4,458,205
4,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/30 ........... 5,110,083
Principal
Amount Value
New York (continued)
$ 14,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series F,
5.29%, 03/15/25 ........... $ 13,934,575
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26(a) ......... 1,769,564
5,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 5,073,856
2,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 2,829,194
10,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/39 ........... 11,264,817
40,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/25 ........... 41,154
2,000,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 2,021,192
2,105,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27(a) ......... 2,210,433
5,835,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series B,
5.00%, 03/15/25 ........... 6,004,787
11,970,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 09/15/28 ........... 13,209,794
10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 11,349,264
10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 11,535,170

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... $ 11,698,755
9,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/28 ........... 9,830,248
10,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/32 ........... 11,438,217
5,715,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/27 ........... 5,744,901
5,880,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/28 ........... 5,910,764
5,255,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/27 ........... 5,558,583
10,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
4.00%, 11/01/41(b) ......... 10,000,000
3,500,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/27 ........... 3,771,264
7,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/31 ........... 8,154,887
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/27 ........... 5,183,239
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/28 ........... 10,594,164
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/29 ........... 10,866,875
6,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/30 ........... 7,228,044
Principal
Amount Value
New York (continued)
$ 10,210,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/31 ........... $ 11,558,969
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/32 ........... 11,558,617
605,321,573
North Carolina — 2.4%
3,750,000 City of Charlotte GO, Series A,
6.00%, 06/01/24 ........... 3,768,231
3,000,000 City of Charlotte GO, Series A,
4.75%, 06/01/33 ........... 3,016,948
5,000,000 City of Charlotte NC Water & Sewer
System Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/30 ........... 5,758,745
5,000,000 City of Charlotte NC Water & Sewer
System Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... 5,864,793
10,000,000 City of Raleigh NC Combined
Enterprise System Revenue
Current Refunding Revenue
Bonds,
5.00%, 09/01/32 ........... 11,932,042
2,600,000 County of Forsyth School
Improvements GO, Series B,
5.00%, 06/01/30 ........... 2,988,047
10,000,000 County of Mecklenburg School
Improvements GO,
5.00%, 09/01/29 ........... 11,348,236
6,555,000 County of Union School
Improvements GO,
5.00%, 09/01/24 ........... 6,682,621
5,995,000 County of Union School
Improvements GO,
5.00%, 09/01/25 ........... 6,232,686
5,000,000 County of Wake Current Refunding
GO, Series B,
5.00%, 05/01/31 ........... 5,855,478
7,720,000 County of Wake School Improvements
GO, Series A,
5.00%, 02/01/28 ........... 8,472,518
8,580,000 County of Wake School Improvements
GO, Series A,
5.00%, 02/01/29 ........... 9,623,543

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 1,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/24 ........... $ 1,013,022
2,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/25 ........... 2,064,586
3,250,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/27 ........... 3,503,608
7,600,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%, 05/01/28 ........... 8,347,902
96,473,006
Ohio — 1.8%
4,435,000 City of Columbus Transit
Improvements GO, Series A,
5.00%, 04/01/32 ........... 4,932,203
1,000,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/26 ........... 1,022,848
1,515,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/27 ........... 1,549,217
3,000,000 Ohio Water Development Authority
Revenue Bonds,
5.00%, 06/01/26 ........... 3,169,467
10,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bond, Series
2015-A,
5.00%, 12/01/24 ........... 10,240,321
10,285,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds,
5.00%, 06/01/28 ........... 11,295,282
14,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/29 ........... 15,664,548
3,575,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series B,
5.00%, 06/01/26 ........... 3,776,949
Principal
Amount Value
Ohio (continued)
$ 10,000,000 State of Ohio Advance Refunding GO,
Series A,
5.00%, 12/15/24 ........... $ 10,246,621
2,250,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/24 ........... 2,305,185
1,200,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/25 ........... 1,252,758
5,445,000 State of Ohio University and College
Improvements GO, Series A,
5.00%, 05/01/28 ........... 5,614,265
71,069,664
Oklahoma — 0.2%
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3.68%, 07/01/29 ........... 5,418,623
2,985,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/28 ........... 3,251,678
8,670,301
Oregon — 1.0%
4,815,000 City of Portland OR Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%, 12/01/23 ........... 4,841,788
11,960,000 City of Portland OR Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%, 12/01/24 ........... 12,244,276
5,000,000 Port of Portland Airport & Marina
Improvements Revenue Bonds,
Series 28,
5.00%, 07/01/33 ........... 5,548,013
2,000,000 State of Oregon Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%, 11/15/40 ........... 2,269,224
10,350,000 State of Oregon Facilities
Improvements GO, Series A,
5.00%, 05/01/25 ........... 10,689,593
3,875,000 State of Oregon Public Facilities GO,
Series A,
5.00%, 05/01/36 ........... 4,538,313
40,131,207

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Pennsylvania — 1.6%
$ 10,000,000 Commonwealth of Pennsylvania
Advance Refunding GO,
5.00%, 07/15/26 ........... $ 10,597,333
8,245,000 General Authority of Southcentral
Pennsylvania Pre-refunded
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/44(a) ......... 8,349,434
7,870,000 Pennsylvania Higher Educational
Facilities Authority Advance
Refunding Revenue Bonds, Series
B,
5.00%, 10/01/23 ........... 7,891,583
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 7,373,346
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 6,335,451
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 6,875,047
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/29 ........... 9,485,073
6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... 7,371,904
64,279,171
South Carolina — 0.2%
4,010,000 Darlington County School District
School Improvement GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 4,296,800
3,150,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/28 ........... 3,447,733
7,744,533
Principal
Amount Value
Tennessee — 0.1%
$ 2,165,000 Tennessee State School Bond Authority
Pre-refunded Advance Refunding
Revenue Bonds, Series B, (State
Aid Intercept Program),
5.00%, 11/01/30(a) ......... $ 2,257,795
Texas — 13.1%
2,000,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/26 ........... 2,094,833
3,000,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/30 ........... 3,390,235
7,000,000 Board of Regents of the University of
Texas System Advance Refunding
Revenue Bonds, Series C,
5.00%, 08/15/26 ........... 7,415,268
8,035,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/32 ........... 8,988,014
8,620,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/31 ........... 9,975,734
5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/32 ........... 5,865,280
8,500,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/33 ........... 9,963,982
10,500,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/34 ........... 12,266,349
1,065,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... 1,082,993
2,000,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/25 ........... 2,057,972
5,000,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/28 ........... 5,348,132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 3,890,000 City of Austin TX Water &
Wastewater System Revenue
Advance Refunding Revenue
Bonds,
5.00%, 11/15/27 ........... $ 4,217,995
2,185,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/30 ........... 2,508,365
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/29 ........... 5,334,117
5,000,000 City of El Paso TX Water &
Sewer Revenue Water Utility
Improvements Revenue Bonds,
5.00%, 03/01/30 ........... 5,651,462
5,145,000 City of Fort Worth Water & Sewer
System Improvements Refunding
Revenue Bonds,
5.00%, 02/15/25 ........... 5,287,277
2,360,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements Refunding
Revenue Bonds,
5.00%, 03/15/26 ........... 2,471,923
7,500,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/29(a) ......... 7,916,579
2,225,000 County of Harris TX Toll Road
Revenue Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/27 ........... 2,403,030
2,100,000 County of Harris TX Toll Road
Revenue Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/28 ........... 2,308,554
3,500,000 County of Harris TX Toll Road
Revenue Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/29 ........... 3,916,615
6,800,000 County of Harris TX Toll Road
Revenue Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/30 ........... 7,737,158
1,850,000 County of Williamson Limited Tax
Advance Refunding GO,
5.00%, 02/15/24 ........... 1,867,408
Principal
Amount Value
Texas (continued)
$ 7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/26(a) ......... $ 7,913,652
2,500,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/29 ........... 2,616,672
5,000,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/34 ........... 5,915,069
3,750,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/35 ........... 4,393,080
2,500,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/36 ........... 2,895,706
3,500,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/48 ........... 3,832,517
1,500,000 El Paso Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,528,584
6,625,000 Fort Bend Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/24 ........... 6,742,354
3,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/23 ........... 3,001,676
2,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 2,073,781
8,230,000 Georgetown Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 08/15/24 ........... 8,374,942
8,000,000 Grand Parkway Transportation Corp.
Highway Improvements Revenue
Bonds, Series A,
5.50%, 04/01/53(a) ......... 8,027,590
20,000,000 Houston Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/24 ........... 20,188,196

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,455,000 Irving Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/24 ........... $ 2,476,533
11,050,000 Irving Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/34 ........... 12,919,368
12,635,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/24 ........... 12,856,279
10,970,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/35 ........... 12,741,284
5,000,000 Lewisville Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/28 ........... 5,518,766
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%, 02/15/29 ........... 10,424,438
3,410,000 Manor Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/01/24 ........... 3,467,366
16,280,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%, 07/01/28 ........... 17,536,585
10,000,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5.00%, 07/01/34 ........... 11,772,809
14,110,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5.00%, 07/01/36 ........... 16,304,930
7,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/40 ........... 8,472,773
10,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/41 ........... 11,272,097
Principal
Amount Value
Texas (continued)
$ 10,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/26 ........... $ 10,550,507
6,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/27 ........... 6,465,286
6,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/30 ........... 7,424,477
4,425,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/31 ........... 5,135,347
3,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/32 ........... 4,120,083
5,000,000 Pflugerville Independent School
District School Improvements
GO, Series B, (PSF-GTD),
5.00%, 02/15/35(c) ......... 5,655,119
1,700,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 1,714,138
2,435,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 2,538,099
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 1,302,618
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/31 ........... 1,302,618
870,000 Socorro Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/15/25 ........... 892,947
130,000 Socorro Independent School District
Pre-refunded Current Refunding
GO, Series B, (PSF-GTD),
5.00%, 08/15/25(a) ......... 133,446
7,180,000 Spring Independent School District
Advance Refunding GO, Series A,
5.00%, 08/15/28 ........... 7,598,415

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 3,720,000 State of Texas Highway Improvements
GO,
5.00%, 04/01/44(a) ......... $ 3,760,860
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5.00%, 10/01/26 ........... 5,310,937
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%, 10/01/27 ........... 4,554,238
5,000,000 State of Texas Refunding GO, Series B,
1.94%, 10/01/31 ........... 4,100,974
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/25 ........... 3,327,216
5,000,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/28 ........... 5,197,710
6,500,000 State of Texas Transportation
Commission Highway
Improvement GO,
5.00%, 04/01/25 ........... 6,702,223
1,000,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries B-2,
5.00%, 08/01/28 ........... 1,017,513
3,000,000 Texas A&M University & College
Improvements Revenue Bonds,
5.00%, 05/15/30 ........... 3,416,833
17,185,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/30 ........... 19,415,290
15,585,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/31 ........... 17,903,429
16,690,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/32 ........... 19,429,515
5,000,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/33 ........... 5,885,606
Principal
Amount Value
Texas (continued)
$ 5,785,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%, 10/01/24 ........... $ 5,894,143
4,250,000 Texas Transportation Commission
State Highway Fund Highway
Improvements Revenue Bonds
Series A,
5.00%, 10/01/26 ........... 4,509,008
2,250,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/28 ........... 2,468,311
2,300,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/30 ........... 2,601,346
3,700,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/33 ........... 4,357,854
2,085,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/25 ........... 2,164,844
2,000,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/34 ........... 2,304,405
3,750,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/35 ........... 4,300,860
5,500,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/38 ........... 6,076,296
5,000,000 Waxahachie Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/24 ........... 5,044,388
517,913,221
Utah — 0.7%
2,950,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 3,064,721

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Utah (continued)
$ 2,500,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/30 ........... $ 2,727,097
10,000,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/33 ........... 10,996,710
10,000,000 County of Utah Health Care Facilities
Revenue Bonds,
4.00%, 05/15/41 ........... 9,946,589
26,735,117
Virginia — 4.4%
8,000,000 City of Norfolk Public Improvements
GO, Series A, (State Aid
Withholding),
5.00%, 09/01/33 ........... 9,509,344
10,000,000 City of Norfolk Public Improvements
GO, Series A, (State Aid
Withholding),
5.00%, 09/01/34 ........... 11,842,798
7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/28 ........... 7,701,392
5,000,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/27 ........... 5,377,780
7,965,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/29 ........... 8,606,399
7,530,000 County of Loudoun Public Facilities
GO, Series A, (State Aid
Withholding),
5.00%, 12/01/26 ........... 8,044,381
6,880,000 Hampton Roads Sanitation District
Refunding Revenue Bonds, Sub-
Series B,
3.90%, 08/01/46(b) ......... 6,880,000
3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 3,504,906
Principal
Amount Value
Virginia (continued)
$ 15,000,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... $ 15,830,056
4,460,000 Loudoun County Sanitation Authority
Advance Refunding Revenue
Bonds,
5.00%, 01/01/29 ........... 4,581,368
6,500,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/24 ........... 6,553,754
5,725,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/27 ........... 6,115,541
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/28 ........... 5,449,744
6,540,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/29 ........... 7,268,165
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/38 ........... 5,623,313
10,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/39 ........... 11,198,438
5,375,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds, Series
A,
5.00%, 05/15/28 ........... 5,858,612
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 05/15/27 ........... 5,258,002
4,450,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds, (State Aid Intercept
Program),
5.00%, 08/01/24 ........... 4,529,251
9,000,000 Virginia Public School Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 08/01/23 ........... 9,000,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 2,645,000 Virginia Public School Authority
School Improvements Revenue
Bonds, (State Aid Withholding),
5.00%, 08/01/25 ........... $ 2,745,661
3,475,000 Virginia Public School Authority
School Improvements Revenue
Bonds, (State Aid Withholding),
5.00%, 08/01/29 ........... 3,935,159
2,280,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/27 ........... 2,443,377
3,325,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/28 ........... 3,641,727
3,410,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/29 ........... 3,813,626
4,230,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/30 ........... 4,822,807
2,000,000 Virginia Resources Authority Advance
Refunding Revenue,
5.00%, 11/01/26 ........... 2,133,939
172,269,540
Washington — 7.3%
5,000,000 Benton County School District No
400 Richland Current Refunding
GO, (School Board GTY),
5.00%, 12/01/23 ........... 5,027,984
10,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/30 ........... 11,550,758
2,045,000 City of Seattle WA Drainage &
Wastewater Revenue Public
Improvements Revenue Bonds,
5.00%, 02/01/31 ........... 2,361,833
2,150,000 City of Seattle WA Drainage &
Wastewater Revenue Public
Improvements Revenue Bonds,
5.00%, 02/01/32 ........... 2,530,659
Principal
Amount Value
Washington (continued)
$ 1,560,000 City of Seattle WA Drainage &
Wastewater Revenue Public
Improvements Revenue Bonds,
5.00%, 02/01/33 ........... $ 1,855,808
4,535,000 City of Seattle WA Municipal Light
& Power Revenue Electric Light
& Power Improvements Revenue
Bonds, Series A,
5.00%, 03/01/30 ........... 5,155,049
5,395,000 County of King Refunding GO,
5.00%, 07/01/26 ........... 5,532,755
9,000,000 County of King School District
No 411 Issaquah School
Improvement GO, (School Board
GTY),
5.00%, 12/01/32 ........... 9,756,246
8,000,000 County of King WA Sewer Revenue
Sewer Improvement Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 8,808,029
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 10,567,697
4,675,000 King County School District No 401
Highline School Improvements
GO, (School Board GTY),
5.00%, 12/01/23 ........... 4,701,165
2,000,000 King County School District No 403
Renton School Improvements
GO, (School Board GTY),
5.00%, 12/01/23 ........... 2,011,193
2,000,000 King County School District No 403
Renton School Improvements
GO, (School Board GTY),
5.00%, 12/01/24 ........... 2,048,064
5,000,000 Port of Seattle Refunding GO,
5.00%, 06/01/24 ........... 5,074,031
5,000,000 Snohomish County School District
No 201 Refunding GO, (School
Board GTY),
5.00%, 12/01/25 ........... 5,065,797
6,000,000 Spokane County School District No
81 Spokane School Improvements
GO, (School Board GTY),
5.00%, 12/01/36 ........... 6,904,861
9,685,000 State of Washington Current
Refunding GO, Series R,
5.00%, 08/01/23 ........... 9,685,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
5.00%, 07/01/24 ........... $ 10,154,881
10,000,000 State of Washington Current
Refunding GO, Series R-2022D,
Group 1,
5.00%, 07/01/24 ........... 10,154,881
11,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/36 ........... 12,805,693
11,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/38 ........... 12,596,296
19,000,000 State of Washington Current
Refunding GO, Series R-2023B,
5.00%, 07/01/24 ........... 19,294,274
6,650,000 State of Washington Highway
Improvements GO, Series D,
5.00%, 02/01/43 ........... 7,038,298
2,760,000 State of Washington Public
Improvements GO, Series D,
5.00%, 02/01/24 ........... 2,782,008
15,635,000 State of Washington Refunding GO,
Series R-2015,
5.00%, 07/01/25 ........... 15,906,905
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/38 ........... 17,083,915
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/39 ........... 17,003,691
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/40 ........... 16,928,617
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/41 ........... 16,866,630
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/42 ........... 16,793,058
8,975,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/44 ........... 9,812,817
Principal
Amount Value
Washington (continued)
$ 4,435,000 Yakima County School District No 7
Yakima Advance Refunding GO,
(School Board GTY),
5.00%, 12/01/24 ........... $ 4,541,582
288,400,475
Wisconsin — 1.6%
4,700,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds,
5.00%, 06/01/29(a) ......... 4,767,265
5,780,000 State of Wisconsin Crossover
Refunding GO, Series 2,
5.00%, 11/01/27 ........... 6,227,689
2,000,000 State of Wisconsin Current Refunding
GO, Series 4,
5.00%, 05/01/30 ........... 2,288,227
10,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%, 05/01/29(a) ......... 10,743,434
13,780,000 State of Wisconsin GO, Series A,
5.00%, 05/01/38 ........... 15,652,899
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5.00%, 05/01/32 ........... 9,300,869
6,000,000 Wisconsin Department of
Transportation Advance
Refunding Revenue Bonds, Series
1,
1.01%, 07/01/26 ........... 5,354,170
7,250,000 Wisconsin Health & Educational
Facilities Authority Advance
Refunding Revenue Bonds,
5.00%, 08/15/54(b) ......... 7,568,708
61,903,261
Total Municipal Bonds
(Cost $3,759,950,363)
3,694,022,239
CORPORATE BONDS — 1.4%
United States — 1.4%
1,675,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 1,444,819
5,000,000 Baylor Scott & White Holdings, Series
2021,
0.83%, 11/15/25 ........... 4,470,961
8,000,000 Brown University, Series A,
1.91%, 09/01/30 ........... 6,648,448

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
United States (continued)
$ 5,000,000 Leland Stanford Junior University,
1.29%, 06/01/27 ........... $ 4,408,462
20,000,000 SSM Health Care Corp.,
4.89%, 06/01/28 ........... 19,789,503
20,000,000 Yale University, Series 2020,
0.87%, 04/15/25 ........... 18,627,712
Total Corporate Bonds
(Cost $59,035,549)
55,389,905
U.S. GOVERNMENT SECURITIES — 3.5%
U.S. Treasury Notes — 3.5%
25,000,000 4.25%, 10/15/25 ............... 24,708,008
25,000,000 4.13%, 10/31/27 ............... 24,826,172
100,000,000 2.75%, 08/15/32 ............... 90,730,469
Total U.S. Government Securities
(Cost $144,224,657)
140,264,649
Shares
INVESTMENT COMPANY — 3.9%
152,785,391 Federated Hermes Government
Obligations Fund, 5.16%(d) .. 152,785,391
Total Investment Company
(Cost $152,785,391)
152,785,391
TOTAL INVESTMENTS — 102.4%
(Cost $4,115,995,960)
$ 4,042,462,184
LIABILITIES IN EXCESS OF
OTHER ASSETS — (2.4)%
(95,154,228)
NET ASSETS — 100.0%
$ 3,947,307,956
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Floating rate security. Rate shown is the rate in effect as of July 31,
2023.
(c) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(d) The rate shown represents the current yield as of July 31, 2023.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 0.4%
Arizona ..................................... 1.1
California ................................... 6.8
Colorado .................................... 1.4
Connecticut ................................. 1.8
Delaware .................................... 1.9
District of Columbia ........................... 2.3
Florida ..................................... 1.5
Georgia ..................................... 2.8
Hawaii ..................................... 3.7
Idaho ...................................... 0.2
Illinois ..................................... 0.2
Iowa ....................................... 0.4
Maryland ................................... 6.7
Massachusetts ................................ 5.3
Michigan ................................... 0.5
Minnesota ................................... 1.3
Mississippi .................................. 0.3
Missouri .................................... 0.8
Nebraska .................................... 0.2
New Jersey .................................. 4.3
New York ................................... 15.3
North Carolina ............................... 2.4
Ohio ....................................... 1.8
Oklahoma ................................... 0.2
Oregon ..................................... 1.0
Pennsylvania ................................. 1.6
South Carolina ............................... 0.2
Tennessee ................................... 0.1
Texas ....................................... 13.1
Utah ....................................... 0.7
Virginia .................................... 4.4
Washington .................................. 7.3
Wisconsin ................................... 1.6
Other
*
...................................... 6.4
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.